PROVISION FOR POST-EMPLOYMENT BENEFITS (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wage Mortality Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5.00%	5.00%
Normal retirement age	58 and 60 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030
20 -29 Age [Member]
Withdrawal ate	6.00%	6.00%
30 - 39 Age [Member]
Withdrawal ate	5.00%	5.00%
40 -44 Age [Member]
Withdrawal ate	3.00%	3.00%
45 - 49 Age [Member]
Withdrawal ate	2.00%	2.00%
50 - 57 Age [Member]
Withdrawal ate	1.00%	1.00%
>57 Age [Member]
Withdrawal ate	0.00%	0.00%
Maximum [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	6.37%	6.76%
Minimum [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.58%	0.00%